UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number: 811-8255

                              THE WORLD FUNDS, INC.
                            ------------------------
              (Exact name of registrant as specified in charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
             -------------------------------------------------------
              (Address of  principal executive offices) (Zip code)

                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                         -----------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 527-9525

                   Date of fiscal year end: August 31st

                  Date of reporting period: February 28th

ITEM 1.  Reports to Shareholders.

         CSI Equity Fund; and
         Third Millennium Russia Fund

                         SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                CSI EQUITY FUND

                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009
                                  (UNAUDITED)

CSI EQUITY FUND

FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2008 and held for the six months ended February 28, 2009.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2008
                                                    Beginning Account Value       Ending Account Value       through February 28,
INVESTOR CLASS                                         September 1, 2008            February 28, 2009                2009


Actual                                                     $ 1,000.00                   $ 593.40                    $ 3.91
Hypothetical (5% return before expenses)                   $ 1,000.00                  $ 1,020.05                   $ 4.96



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2008
                                                    Beginning Account Value       Ending Account Value       through February 28,
CLASS A                                                September 1, 2008            February 28, 2009                2009


Actual                                                     $ 1,000.00                   $ 591.90                    $ 5.29
Hypothetical (5% return before expenses)                   $ 1,000.00                  $ 1,018.30                   $ 6.71




* Expenses are equal to the Fund's annualized expense ratio of 1.34% for Class A and 0.99% for Investor Class, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

                                CSI EQUITY FUND
           PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                      AS OF FEBRUARY 28, 2009 (UNAUDITED)



                         [ Portfolio Holdings Graphic ]

Beverages                                2.31%
Computers and peripherals                2.27%
Computer software/services               4.31%
Drug and medical                        12.74%
Electronics/equipment                    4.41%
Financials                               1.92%
Food                                     7.12%
Household                                4.22%
Manufacturing                           10.85%
Materials                                2.18%
Multi-Media                              2.11%
Oil                                     15.48%
Retail                                   4.77%
Telecommunications                       6.54%
Transportation                           2.07%
Utilities                                4.36%

                                CSI EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 2009
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                NET ASSETS           VALUE
------------    -------------------------------------------------------------------------------    -------------    ---------------


                COMMON STOCKS                                                                             87.51%

                BEVERAGES:                                                                                 2.30%
   12,000       Pepsico, Inc.                                                                                             $ 577,680

                COMPUTER AND PERIPHERALS:                                                                  2.26%
   39,000       Cisco Systems, Inc.*                                                                                        568,230

                COMPUTER SOFTWARE/SERVICES:                                                                4.30%
   33,000       Microsoft Corp.                                                                                             532,950
   17,000       SAP ADR                                                                                                     546,380
                                                                                                                          1,079,330

                DRUG AND MEDICAL:                                                                         12.71%
   11,500       Abbott Laboratories                                                                                         544,410
   10,500       Amgen, Inc.*                                                                                                513,765
   11,000       Johnson  Johnson                                                                                            550,000
   14,700       Novartis AG                                                                                                 532,875
   19,500       Roche Holdings LTD ADR                                                                                      546,975
   15,000       Stryker Corp.                                                                                               505,050
                                                                                                                          3,193,075

                ELECTRONICS/EQUIPMENT:                                                                     4.40%
   19,600       Emerson Electric Co.                                                                                        524,300
   45,500       Intel Corp.                                                                                                 579,670
                                                                                                                          1,103,970

                FINANCIAL:                                                                                 1.91%
   19,000       State Street Corp.                                                                                          480,130

                FOOD:                                                                                      7.11%
   12,500       Diageo PLC ADR                                                                                              581,125
   25,000       Kraft Foods, Inc.                                                                                           569,500
   19,500       Nestle S.A. ADR                                                                                             633,945
      .                                                                                                                   1,784,570



   NUMBER
     OF                                                                                                % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                NET ASSETS           VALUE
------------    -------------------------------------------------------------------------------    -------------    ---------------


                HOUSEHOLD:                                                                                 4.22%
    2,600       Kao Corporation ADR                                                                                       $ 480,142
   12,000       Proctor  Gamble Co.                                                                                         578,040
                                                                                                                          1,058,182

                MANUFACTURING:                                                                            10.83%
   27,000       Dupont EI                                                                                                   506,520
   19,000       Honeywell International, Inc.                                                                               509,770
   12,700       3M Co.                                                                                                      577,342
   30,000       Unilever NV                                                                                                 573,300
   13,500       United Technologies Corp.                                                                                   551,205
                                                                                                                          2,718,137

                MATERIALS:                                                                                 2.18%
   15,000       BHP Billiton LTD ADR                                                                                        546,300

                MULTI-MEDIA:                                                                               2.11%
   31,500       Walt Disney Co.                                                                                             528,255

                OIL:                                                                                      15.46%
   19,700       BASF AG - ADR                                                                                               543,523
    9,000       Chevron Corp.                                                                                               546,390
   13,700       ConocoPhillips                                                                                              511,695
   14,500       EnCana Corp.                                                                                                570,865
   12,500       Royal Dutch Shell PLC                                                                                       549,625
   15,500       Schlumberger Ltd.                                                                                           589,930
   12,000       Total Fina ADR                                                                                              566,400
      .                                                                                                                   3,878,428

                RETAIL:                                                                                    4.76%
   14,000       Costco Wholesale Corp.                                                                                      592,760
   14,500       Nike, Inc. Class B                                                                                          602,185
                                                                                                                          1,194,945

                TELECOMMUNICATIONS:                                                                        6.53%
   13,100       China Telecom Ltd. ADR                                                                                      567,885
   25,000       Hutchison Whampoa ADR                                                                                       648,750
   45,000       Nokia Corp. ADR                                                                                             421,200
                                                                                                                          1,637,835



   NUMBER
     OF                                                                                                % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                NET ASSETS           VALUE
------------    -------------------------------------------------------------------------------    -------------    ---------------



                TRANSPORTATION:                                                                            2.07%
   12,000       Fedex Corporation                                                                                         $ 518,520

                UTILITIES:                                                                                 4.36%
   20,500       EON AG ADR                                                                                                  526,440
   12,500       FPL Group, Inc.                                                                                             566,625
                                                                                                                          1,093,065

                TOTAL INVESTMENTS
                (Cost: $ 24,585,732)                                                                      87.51%         21,960,652
                Other assets, net of liabilities                                                          12.49%          3,133,293

                NET ASSETS                                                                               100.00%       $ 25,093,945

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet)

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.


See Notes to Financial Statements


CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2009 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $24,585,732) (Note 1)                                                       $ 21,960,652
  Cash                                                                                                                    2,592,464
  Dividends receivable                                                                                                      125,794
  Interest receivable                                                                                                            40
  Receivable for securities sold                                                                                            893,697
  Receivable for capital stock sold                                                                                              33
                                                                                                                            127,571
  Prepaid expenses                                                                                                   --------------
                                                                                                                         25,700,251
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
  Payable for securities purchased                                                                                          595,019
  Accrued 12b-1 fees, Class A                                                                                                 1,867
                                                                                                                              9,420
  Other accrued expenses                                                                                             --------------
                                                                                                                            606,306
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                       $ 25,093,945
NET ASSETS                                                                                                           ==============

  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 2,785,708 $0.01 par value shares of beneficial interest outstanding                    $ 33,738,655
  Accumulated net investment income (loss)                                                                                1,233,128
  Accumulated net realized gain (loss) on investments                                                                   (7,252,758)
                                                                                                                        (2,625,080)
  Net unrealized appreciation (depreciation) of investments                                                          --------------
                                                                                                                       $ 25,093,945
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
INVESTOR CLASS
                                                                                                                             $ 9.01
($23,313,300 / 2,587,303 shares outstanding; 15,000,000 authorized)                                                  ==============

CLASS A
                                                                                                                             $ 8.97
($1,780,645 / 198,405 shares outstanding; 15,000,000 authorized)                                                     ==============


See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED FEBRUARY 28, 2009 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend (net of foreign tax withheld of $5,000) and tax reclaims                                                       $ 864,297
                                                                                                                              5,641
  Interest                                                                                                           --------------
                                                                                                                            869,938
    Total investment income                                                                                          --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                         128,873
  12b-1 fees - A Class (Note 2)                                                                                               4,073
  Recordkeeping and administrative services (Note 2)                                                                         25,649
  Custody fees                                                                                                                2,824
  Accounting fees (Note 2)                                                                                                   12,887
  Professional fees                                                                                                          14,922
  Transfer agent fees (Note 2)                                                                                               20,963
  Filing and registration fees                                                                                                9,917
  Shareholder servicing and reports (Note 2)                                                                                 12,497
  Compliance fees                                                                                                             2,517
  Directors fees                                                                                                              5,387
  Insurance                                                                                                                   4,832
                                                                                                                             13,902
  Other                                                                                                              --------------
                                                                                                                            259,243
    Total expenses                                                                                                   --------------
                                                                                                                            610,695
    Net investment income (loss)                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                                             (7,252,837)
                                                                                                                       (22,045,746)
    Net increase (decrease) in unrealized appreciation/depreciation of investments                                   --------------
                                                                                                                       (29,298,583)
    Net realized and unrealized gain (loss)                                                                          --------------
                                                                                                                     $ (28,687,888)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                    ==============


See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX MONTHS ENDED
                                                                                                  FEBRUARY 28, 2009    YEAR ENDED
                                                                                                     (UNAUDITED)    AUGUST 31, 2008
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment gain (loss)                                                                              $ 610,695       $ 966,145
  Net realized gain (loss) on investments                                                               (7,252,837)       5,107,448
                                                                                                       (22,045,746)    (12,839,131)
  Change in unrealized appreciation/depreciation on investments                                      --------------  --------------
                                                                                                       (28,687,888)     (6,765,538)
  Increase (decrease) in net assets from operations                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Investor Class                                                                                        (280,534)       (514,443)
    Institutional Class                                                                                           -       (625,238)
    Class A                                                                                                (19,359)        (23,119)
  Net realized gain
    Investor Class                                                                                      (2,647,013)     (2,165,620)
    Institutional Class                                                                                           -     (2,803,847)
                                                                                                          (185,124)       (195,829)
    Class A                                                                                          --------------  --------------
                                                                                                        (3,132,030)     (6,328,096)
  Decrease in net assets from distributions                                                          --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
    Investor Class                                                                                        1,182,214         134,350
    Institutional Class                                                                                           -       2,829,758
    Class A                                                                                                  10,283         107,272
  Distributions reinvested
    Investor Class                                                                                        2,920,180       2,670,873
    Institutional Class                                                                                           -       3,427,571
    Class A                                                                                                 192,020         209,069
  Shares exchanged
    Investor Class                                                                                                -      45,096,552
    Institutional Class                                                                                           -    (45,096,552)
  Shares redeemed
    Investor Class                                                                                     (30,888,599)     (7,308,903)
    Institutional Class                                                                                           -     (8,718,151)
                                                                                                          (130,056)       (364,481)
    Class A                                                                                          --------------  --------------
                                                                                                       (26,713,958)     (7,012,642)
  Increase (decrease) in net assets from capital share transactions                                  --------------  --------------

NET ASSETS
  Increase (decrease) during period                                                                    (58,533,876)    (20,106,276)
                                                                                                         83,627,821     103,734,097
  Beginning of period                                                                                --------------  --------------
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,233,128 AND $922,326                $ 25,093,945    $ 83,627,821
  RESPECTIVELY)                                                                                      ==============  ==============


See Notes to Financial Statements


CSI EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              INVESTOR CLASS SHARES
                                               ------------------------------------------------------------------------------------
                                                                                        YEARS ENDED AUGUST 31,
                                               SIX MONTHS ENDED
                                                 FEBRUARY 28,
                                               2009 (UNAUDITED)
                                                     (A)              2008(A)(E)              2007                   2006
                                               ----------------   ------------------    ---------------    ------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $ 16.72             $ 19.33               $ 17.02            $ 15.52
                                               -----------         -----------           -----------        -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                        0.15                0.40                  0.12               0.15
  Net realized and unrealized gain (loss)           (6.76)              (1.75)                  2.81               1.50
    on investments                             -----------         -----------           -----------        -----------
                                                    (6.61)              (1.35)                  2.93               1.65
TOTAL FROM INVESTMENT ACTIVITIES               -----------         -----------           -----------        -----------
DISTRIBUTIONS
  Net investment income                             (0.10)              (0.23)                     -             (0.15)
  Net realized gain                                 (1.00)              (1.03)                (0.62)                  -
                                               -----------         -----------           -----------        -----------
                                                    (1.10)              (1.26)                (0.62)             (0.15)
TOTAL DISTRIBUTIONS                            -----------         -----------           -----------        -----------
NET ASSET VALUE, END OF PERIOD                      $ 9.01             $ 16.72               $ 19.33            $ 17.02
                                               ===========         ===========           ===========        ===========

TOTAL RETURN                                      (40.66%)             (7.57%)                17.40%             10.67%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses- net                                      0.99%*              1.18%(D)              1.46%              1.52%(A)(B)(C)
  Net investment income                              2.39%*              2.18%                 0.55%              0.61%
Portfolio turnover rate                             10.62%              14.12%                13.54%              9.90%
Net assets, end of period (000's)                 $ 23,313            $ 80,445              $ 45,073           $ 42,528

(a)Per share amounts calculated using the average share method.

(A) Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006 and 0.04% for the year ended August 31, 2005.

(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement.
Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August
31, 2006.

(C) Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.

(D) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31,
2008.

(E)The Board of Directors of The World Funds, Inc. approved the re-designation of Institutional Shares of the Fund as Investor
Shares effective August 21, 2008.

* Annualized

CSI EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     INVESTOR CLASS SHARES
                                                                                           ----------------------------------------
                                                                                                  YEARS ENDED AUGUST 31,
                                                                                                    2005                 2004
                                                                                           ---------------------    ---------------


NET ASSET VALUE, BEGINNING OF PERIOD                                                            $ 14.20                 $ 12.66
                                                                                            -----------             -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                     0.09                    0.04
  Net realized and unrealized gain (loss) on investments                                           1.26                    1.55
                                                                                            -----------             -----------
                                                                                                   1.35                    1.59
TOTAL FROM INVESTMENT ACTIVITIES                                                            -----------             -----------
DISTRIBUTIONS
  Net investment income                                                                          (0.03)                  (0.05)
  Net realized gain                                                                                   -                       -
                                                                                            -----------             -----------
                                                                                                 (0.03)                  (0.05)
TOTAL DISTRIBUTIONS                                                                         -----------             -----------
NET ASSET VALUE, END OF PERIOD                                                                  $ 15.52                 $ 14.20
                                                                                            ===========             ===========

TOTAL RETURN                                                                                      9.50%                  12.55%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses- net                                                                                   1.49%(A)(C)             1.49%
  Net investment income                                                                           0.74%                   0.23%
Portfolio turnover rate                                                                          17.51%                  25.11%
Net assets, end of period (000's)                                                              $ 66,112                $ 68,205

(a)Per share amounts calculated using the average share method.

(A) Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006 and 0.04% for the year ended August 31, 2005.

(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement.
Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August
31, 2006.

(C) Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.

(D) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31,
2008.

(E)The Board of Directors of The World Funds, Inc. approved the re-designation of Institutional Shares of the Fund as Investor
Shares effective August 21, 2008.

* Annualized


See Notes to Financial Statements


CSI EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS A SHARES
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                           YEAR ENDED
                                                  FEBRUARY 28, 2009   YEAR ENDED AUGUST      AUGUST 31,       PERIOD MARCH 1, 2006
                                                   (UNAUDITED)(D)        31, 2008(D)            2007          TO AUGUST 31, 2006 *
                                                  -----------------   -----------------    --------------    ----------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 16.69             $ 19.22              $ 16.99           $ 16.47
                                                  -----------          ----------           ----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                           0.12                0.39                 0.04              0.07
  Net realized and unrealized gain (loss) on           (6.74)              (1.77)                 2.81              0.45
    investments                                   -----------          ----------           ----------        ----------
                                                       (6.62)              (1.38)                 2.85              0.52
TOTAL FROM INVESTMENT ACTIVITIES                  -----------          ----------           ----------        ----------
DISTRIBUTIONS
  Net investment income                                (0.10)              (0.12)                    -                 -
  Net realized gain                                    (1.00)              (1.03)               (0.62)                 -
                                                  -----------          ----------           ----------        ----------
                                                       (1.10)              (1.15)               (0.62)                 -
TOTAL DISTRIBUTIONS                               -----------          ----------           ----------        ----------
NET ASSET VALUE, END OF PERIOD                         $ 8.97             $ 16.69              $ 19.22           $ 16.99
                                                  ===========          ==========           ==========        ==========

TOTAL RETURN                                         (40.81%)             (7.73%)               16.95%             3.16%
                                                  ===========          ==========           ==========        ==========
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses- net                                         1.34%**             1.53%(C)             1.81%             1.87%(A)(B)**
  Net investment income                                 2.04%**             2.18%                0.20%             0.77%**
Portfolio turnover rate                                10.62%              14.12%               13.54%             9.90%
Net assets, end of period (000's)                     $ 1,781             $ 3,182              $ 3,724           $ 3,670

* A Class Shares acquired in merger on March 1, 2006.

**Annualized

(A)Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income by 0.05%
for the period ended August 31, 2006.

(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement.
Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the period ended
August 31, 2006.

(C) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31,
2008.

(D)Per share amounts calculated using the average share method.


CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
FEBRUARY 28, 2009 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class:
15,000,000; Institutional Class: 10,000,000; A CLASS: 15,000,000; C CLASS:
10,000,000) OF ITS 1,500,000,000 SHARES OF $.01 PAR VALUE COMMON STOCK. EFFECTIVE JANUARY 17, 2008 CLASS A SHARES WERE CLOSED TO NEW INVESTORS. EFFECTIVE AUGUST 21, 2008, INSTITUTIONAL CLASS SHARES WERE REDESIGNATED AS INVESTOR CLASS SHARES. THE FUND CURRENTLY OFFERS THE INVESTOR CLASS OF SHARES TO NEW INVESTORS.

     The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION

     The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by TWF, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless TWF is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments.)

     The following is a summary of the inputs used to value the Fund's investments as of February 28, 2009:


 Valuation                                                                                                  Investment in Securities
 Inputs
 --------------                                                                                   ----------------------------------
Level 1- Quoted Prices                                                                                                 $ 21,960,652
Level 2- Other Significant Observable Inputs                                                                                      -
                                                                                                                                  -
Level 3- Significant Unobservable Inputs                                                                             --------------
                                                                                                                       $ 21,960,652
Total                                                                                                                ==============


     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting SFAS 161 will have on the financial statement disclosures.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     The Fund adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes" on September 1, 2007. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. FIN 48 requires management of the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period September 1, 2008 through February 28, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of February 28, 2009, there were no reclassifications.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.


NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 0.50% of average daily net assets of the Fund. Prior to January 1, 2008, the Advisor was entitled to a monthly fee equal to an annual rate of 1.00% of the Fund's average daily net assets. Beginning January 1, 2008, the Advisor has contractually agreed to reduce its advisory fee to 0.50%.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund's average daily net assets. CSS earned $25,649 in administrative fees for the six months ended February 28, 2009. Additionally, of the

$9,917 of filing and registration fees expense incurred, CSS received $3,465 for hourly services provided to the Fund and of the $12,497 of shareholder services and reports expense incurred, CSS received $940 for hourly services provided to the Fund.

     CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 0.99% of daily average net assets for the Investor Class and 1.34% of daily average net assets for Class
A. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursement remaining as of February 28, 2009 was $56,660, which will expire August 31, 2009.

     The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the six months ended February 28, 2009, there were $4,073 in Class A 12b-1 expenses incurred.

     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended February 28, 2009, FDCC received $249 in fees and commissions from the sale of Fund shares.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent. CFSI earned $20,963, for its services for the six months ended February 28, 2009.

     Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA earned $12,887 for its services for the six months ended February 28, 2009.

     Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSI, CSS, CFA and CFSI.


NOTE 3 - INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2009, aggregated $5,311,037 and $36,349,752, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

     The tax character of distributions paid during the six months ended February 28, 2009 and for the year ended August 31, 2008 was as follows:

                                                                                             Six months ended
                                                                                            February 28, 2009       Year ended
                                                                                               (unaudited)       August 31, 2008
                                                                                             ------------------  ------------------

Distributions paid from:
Ordinary income                                                                                       $ 299,895         $ 1,206,849
                                                                                                      2,832,137           5,121,247
Accumulated net realized gain on investments                                                 ------------------  ------------------
                                                                                                    $ 3,132,032         $ 6,328,096
Total distributions                                                                          ==================  ==================



NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                                                            INVESTOR CLASS                      CLASS A
                                                                           SIX MONTHS ENDED                SIX MONTHS ENDED
                                                                          FEBRUARY 28, 2009                FEBRUARY 28, 2009
                                                                             (UNAUDITED)                      (UNAUDITED)
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------
Shares sold                                                                100,800     $ 1,182,214              842        $ 10,283
Shares reinvested                                                          267,906       2,920,180           17,665         192,020
                                                                       (2,593,420)    (30,888,599)         (10,829)       (130,056)
Shares redeemed                                                     --------------  --------------   --------------  --------------
                                                                       (2,224,714)  $ (26,786,205)            7,678        $ 72,247
Net increase (decrease)                                             ==============  ==============   ==============  ==============



                                           INVESTOR CLASS                INSTITUTIONAL CLASS                    CLASS A
                                             YEAR ENDED                       YEAR ENDED                      YEAR ENDED
                                          AUGUST 31, 2008                  AUGUST 31, 2008                  AUGUST 31, 2008
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES           VALUE           SHARES           VALUE           SHARES           VALUE
                                   --------------  --------------   --------------  --------------   --------------  --------------
Shares sold                                 7,644       $ 134,350          154,541     $ 2,829,758            5,864       $ 107,272
Shares reinvested                         143,959       2,670,873          184,996       3,427,571           11,295         209,069
Shares exchanged                        2,710,129      45,096,552      (2,710,129)    (45,096,552)                -               -
                                        (381,924)     (7,308,903)        (476,054)    ( 8,718,151)         (20,225)       (364,481)
Shares redeemed                    --------------  --------------   --------------  --------------   --------------  --------------
                                        2,479,808    $ 40,592,872      (2,846,646)  $ (47,557,374)         ( 3,066)      $ (48,140)
Net increase (decrease)            ==============  ==============   ==============  ==============   ==============  ==============


CSI EQUITY FUND
SUPPLEMENTAL INFORMATION
(UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the Operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting of the Board of Directors of the Company (the "Board") held on November 19, 2008 (the "Meeting"), the Board, including the directors of the Board who are not "interested persons" of the Board, as that term is defined in the 1940 Act (the "Independent Directors"), re-approved the investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and CSI Capital Management, Inc. (the "Advisor"), relating to the Fund.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from the Advisor, including written materials provided by the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund;
(iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Advisory Agreement, the Board considered many factors, including the following:

The nature, extent and quality of services provided by the Advisor.

The Board reviewed the services that the Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by the Advisor in managing the Fund. Additionally, representatives from the Advisor joined the Meeting and provided the Board with a presentation regarding the Advisor's organization and investment outlook. The Board considered and discussed, among other things, the Fund's performance, market conditions and the Advisor's investment process and trading practices. On this basis, along with information provided in advance of the Meeting, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

Investment performance of the Fund and the Advisor.

The Board, using written materials provided by the Advisor, considered the Fund's performance compared to a benchmark index and other similar mutual funds for various trailing periods ended September 30, 2008. In particular, the Board noted that the Fund had generally outperformed its peer group and benchmark index over the indicated periods, and concluded that it was satisfied with the investment performance of the Fund.

Consideration of advisory fee; Cost of advisory services and level of profitability of the Advisor from the relationship with the Fund.

Next, the Board considered the level of advisory fees paid by the Fund and the profitability of the Advisor. As part of its analysis, the Board considered fee and expense analyses compiled by Lipper, and noted that the Fund's total fees and expenses were within the range of fees and expenses paid by other funds with common asset levels. In reviewing the advisory fee, the Board considered fees paid by other similar mutual funds of comparable size and investment objective, noting that the advisory fee received by the Advisor was comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's current asset level.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect such economies of scale.

In concluding that the advisory fees payable by the Fund were reasonable, the Board reviewed, among other things, a report of the costs of services provided by and the profits realized by the Advisor from its relationship with the Fund and concluded that such profits were not excessive. The Board also discussed the Advisor's financial outlook with representatives of the Advisor at the Meeting. Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the expense ratio paid by the Fund was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

After consideration of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Directors of the Company, unanimously approved the Advisory Agreement.

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













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













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

INVESTMENT ADVISER:

CSI Capital Management, Inc.
600 C California Street, 18th Floor
San Francisco, CA 94108

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund's Transfer Agent:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (800) 527-9525, Toll Free or visit our website at www.theworldfunds.com.

SEMI-ANNUAL LETTER TO SHAREHOLDERS
THIRD MILLENNIUM RUSSIA FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009

FUND PERFORMANCE

Your Fund unfortunately declined in value for the six months ended February 28, 2009 approximately 71%. Russia's general market decline of over 74% during 2008 was the world's most dramatic, erasing about five years of robust gains. To remind, though, over the long term, your Fund has still been up approximately 13% a year compound since inception and for the ten year period.

RUSSIAN ECONOMY AND STOCK MARKET

Historically (no promises), in the year after such a decline as we experienced in 2008, emerging markets funds have typically experienced their highest growth spurts. Beginning in February when the Russian market was the best performing emerging market, Russian equities have started to outperform and trading volumes have picked up significantly. At this writing, so far in 2009, the Fund is well into double digit growth.

The 24% decline in the Ruble since the middle of 2008 means that Russian commodity exports, costs being in local currency, but receipts being in dollars, strengthened. The price of oil, over $50 now, is projected at the $55-$60 level into 2010; moreover, fertilizers and even steel are showing signs of strength as farmers and construction projects in south and east Asia continue purchases. Commodities in general are down from historic highs, but appear somewhat stable at still high levels.

The Central Bank of Russia (CBR) has expended about one-third of its reserves defending the Ruble which now seems stable (again, the price of oil). Overall, then, certainly relative to others, Russia's macroeconomic strengths- trade and payments surpluses, little government debt (at 6% of GDP among the lowest in the emerging world: Brazil at 55% and India at 50%), still big FX reserves, low interest rates- should be noted.

Does Anyone Still Own Russia?

At the time of the Georgia war, foreign investors- conditioned by the mishandling of the Mechel steel and TNK-BP situations- dumped Russian stocks, and, emerging markets and global funds became seriously underweight Russia (curiously, Brazil is the most underweight relative to MSCI indices and, even more curious, India is more overweight than China). The fact that Russia is unloved belies investment opportunity! In fact, as mentioned, since early February, Russia is outperforming both developed and emerging markets- again, the oil price goes a long way towards explaining this.

However, the Russian economy is currently contracting, with a reduction in GDP in the 3-6% range expected this year. Unemployment is rising and wages are being reduced, as well as the work week. The corporate debt level, especially hard currency loans, is troubling although the worst quarter, Q4 '08, is behind us and the near term in '09 and '10 is about half that level and not as bad as later maturities in '11. But projected cash flows during the period are about 2x debt servicing requirements.

The real surprise to me was the oligarchs' debt levels incurred in borrowing against their personal shareholdings in "their" companies which they then had to dump to make margin calls, thus further depressing the stock price of "their own" companies. Evidently they never took in our Western "diversification" mantra which was trumped by the Russianness of needing to own 50-60-80%! of "my" company. And they took us all down with them, rapidly.

COMPANIES IN YOUR PORTFOLIO

Utilities

You will note the large number of small holdings in this sector in our Portfolio. When RAO UES, the nationwide utility monopoly, was reorganized, foreigners were not allowed the privilege of receiving shares in the various generating and transmission subs being set-up as future stand-alones. As a result, in order to participate in this sector going forward, we purchased warrants from one of our brokers exercisable in the future for these various entities in formation. Given the dramatic fall in value of the new companies in this sector and the recent evident lack of Government support for tariff increases, this strategy did not work out and we are in the process of selling most of these holdings and concentrating on a few names which we believe still have potential.

Oil & Gas

Our various holdings which had previously showed substantial gains turned to losses as of the end of the period under review. Fortunately, LUKOIL, TNK-BP and ROSNEFT, are, as of this writing, back in the gain column. Much is written about the oil business. It is our judgement that these companies will continue to strengthen despite economic undertainty, Government tax regimes, stagnant output and other oft-cited problems.

Fertilizers

URALKALIY is back! Our all time high performing potash company appears to have survived the threat of Government action over a mine flood as markets for its products remain strong and prices are firm at levels still high by historic standards.

Steel

Much capacity has been idled due to slack demand, but recently NOVOLIPETSK, EVRAZ and SEVERSTAL have expierienced strengthening demand, relative to Q4 '08 and exports are at surprising high levels.

Consumer

Our continuing theme for the last two years has been the consumer boom economy in Russia. Nowadays, the consumer has been hit and disposable income is currently flat, but we have seen surprising strength in X5 and MAGNIT, leading supermarket chains.

Telecom

COMSTAR has been performing well in the wireline telecom sector which is overall lackluster. The two cell phone companies, VIMPELCOM and MOBILE TELESYSTEMS are strong too.

Corporate Bond Holdings

The downgrades Russia has recently suffered result in compelling opportunities among corporates, given good coupon rates and substantial spreads in near term maturities. Long term investors in the Fund will recall we made good money in the Russian sovereign long-term bond in the mid-decade, as the upgrades unfolded, and we now own it again, as well as 4 near term corporates.

Thank you for your continuing support.

John T. Connor

Portfolio Manager

THIRD MILLENNIUM RUSSIA FUND

FUND EXPENSES EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions made within 360 days of purchase and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2008 and held for the six months ended February 28, 2009.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2008
                                                    Beginning Account Value       Ending Account Value       through February 28,
CLASS A                                                September 1, 2008            February 28, 2009                2009


Actual                                                             $ 1,000.00                   $ 285.90                     $ 8.77
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,011.25                    $ 13.71



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2008
                                                    Beginning Account Value       Ending Account Value       through February 28,
CLASS C                                                September 1, 2008            February 28, 2009                2009


Actual                                                             $ 1,000.00                   $ 283.80                    $ 11.14
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,007.50                    $ 17.42



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2008
                                                    Beginning Account Value       Ending Account Value       through February 28,
CLASS I                                                September 1, 2008            February 28, 2009                2009


Actual                                                             $ 1,000.00                   $ 283.30                     $ 7.95
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,012.50                    $ 12.47


* Expenses are equal to the Fund's annualized expense ratio of 2.75% for Class A, 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.


                          THIRD MILLENNIUM RUSSIA FUND
       PORTFOLIO HOLDINGS BY INDUSTRY SECTOR AS PERCENTAGE OF NET ASSETS
                            AS OF FEBRUARY 28, 2009
                                  (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

Agriculture/Chemicals            9.15%
Cellular Telecommunication       7.80%
Construction                     1.97%
Consumer                        10.35%
Financial                        1.65%
Gas Distribution                12.34%
Natural Resources                2.67%
Oil Distribution                19.73%
Steel                            3.36%
Utilities                       11.76%
Wireline Telecommunication       4.30%
Corporate Bonds                  6.00%

                          THIRD MILLENNIUM RUSSIA FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 2009
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCK                                                                               85.08%

                AGRICULTURE/CHEMICALS:                                                                      9.15%
    9,592       Silvinit Preferred                                                                                      $ 1,246,960
   20,000       Stirol Concern ADR*                                                                                          59,493
   205,000      Uralkaliy                                                                                                 1,312,000
                                                                                                                     --------------
                                                                                                                          2,618,453
                                                                                                                     --------------

                CELLULAR TELECOMMUNICATION:                                                                 7.80%
   61,000       Mobile Telesystems ADR                                                                                    1,445,090
   150,511      Vimpel Communications ADR                                                                                   788,678
                                                                                                                     --------------
                                                                                                                          2,233,768
                                                                                                                     --------------

                CONSTRUCTION:                                                                               1.97%
  1,000,000     Russian Infrastructure*                                                                                     529,806
    6,000       Sibirskiy Cement                                                                                             34,500
                                                                                                                     --------------
                                                                                                                            564,306
                                                                                                                     --------------

                CONSUMER:                                                                                  10.35%
  2,500,000     Bohdan Automobile Plan*                                                                                      39,199
   68,667       DataArt Enterprises, Inc. * (1)                                                                             699,998
   71,450       IBS Group Holding GDR*                                                                                      125,714
    3,882       Kalina Concern GDR                                                                                           16,499
   100,000      KDD Group NV-W/I*                                                                                            12,844
   115,000      Magnit OJSC Spon GDR*                                                                                       552,000
   172,250      Mirland Development Corp.*                                                                                  140,116
   138,352      Open Investments GDR*                                                                                       475,585
    7,500       RBC Information Systems*                                                                                      6,000
    6,000       Rosinter Restaurants Holding*                                                                                20,850
   100,000      Sistema Hals GDR                                                                                             23,500
   120,000      Sollers                                                                                                     375,000
   55,000       TMM Real Estate GDR*                                                                                         16,012
   66,664       X-5 Retail Group *                                                                                          459,982
                                                                                                                     --------------
                                                                                                                          2,963,299
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                FINANCIAL:                                                                                  1.65%
  1,200,000     Sberbank RF                                                                                               $ 473,400
                                                                                                                     --------------
                                                                                                                            473,400
                                                                                                                     --------------

                GAS DISTRIBUTION:                                                                          12.34%
   115,000      Gazprom OAO Spon ADR                                                                                      1,449,000
   85,000       Novatek OAO Spon GDR                                                                                      1,997,500
   183,554      Teton Energy Corporation*                                                                                    86,270
                                                                                                                     --------------
                                                                                                                          3,532,770
                                                                                                                     --------------

                NATURAL RESOURCES:                                                                          2.67%
  2,000,000     Belon*                                                                                                      354,000
   248,000      Ferrexpo PLC                                                                                                204,389
   11,000       Verkhanaya Salda Metal*                                                                                     204,600
                                                                                                                     --------------
                                                                                                                            762,989
                                                                                                                     --------------

                OIL DISTRIBUTION:                                                                          19.73%
   50,000       Gazprom Neft Spon ADR                                                                                       545,000
   40,000       Lukoil Oil Co. ADR                                                                                        1,254,000
   605,000      Rosneft Oil GDR                                                                                           2,129,600
   18,000       Tatneft Spon GDR                                                                                            640,800
  1,562,500     TNK-BP Holding ORD                                                                                          993,750
  2,190,131     Urals Energy Public Co.*                                                                                     85,952
                                                                                                                     --------------
                                                                                                                          5,649,102
                                                                                                                     --------------

                STEEL:                                                                                      3.36%
   38,000       Evraz Group GDR                                                                                             338,200
   100,000      Mechel Steel Group                                                                                          350,000
   15,000       Novolipetsk Steel GDR                                                                                       147,900
    8,500       Severstal GDR                                                                                                30,855
   25,000       TMK - GDR                                                                                                    93,750
                                                                                                                     --------------
                                                                                                                            960,705
                                                                                                                     --------------

                UTILITIES:                                                                                 10.86%
 95,455,000     Federal Grid Co. Unified Energy System Spon GDR*                                                            362,729
   86,325       Hydro Ogk Ojsc SP GDR *                                                                                     183,872
    3,475       Kusbassenergo Ojsc SP GDR*                                                                                    4,170
   16,775       Mosenergo OAO SP GDR *                                                                                       30,153
  9,770,000     MRSK Holding*                                                                                               245,227
   48,100       OGK-1 OAO Spon GDR *                                                                                         18,648
   14,575       OGK-6 OAO Spon GDR *                                                                                         13,859



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                UTILITIES (continued):
   12,500       OGK-2 OAO GDR *                                                                                            $ 11,000
   20,550       OGK-3 OJSC Spon GDR *                                                                                        13,452
  2,500,000     RAO Eastern Energy System*                                                                                    4,688
  1,384,864     Rengen SHS* (2)                                                                                           1,600,474
 26,075,410     RusHydro*                                                                                                   422,422
    8,350       Territorial Generation*                                                                                       7,849
   100,001      Territory Generation Co.*                                                                                   143,956
     800        TGC 14 JSC Spon GDR *                                                                                         2,370
      1         TGK 10 OAO Spon GDR*                                                                                              3
    7,925       TGK 4 OAO Spon GDR*                                                                                          10,868
    7,650       TGK 6 OAO Spon GDR*                                                                                           5,735
    8,400       TGK 9 OAO Spon GDR*                                                                                           7,373
   19,100       TGK 1 OAO Spon GDR*                                                                                          12,224
    3,225       TGK 2 SPON GDR*                                                                                               4,128
    8,600       Yenisei Territorial GDR*                                                                                      4,088
                                                                                                                     --------------
                                                                                                                          3,109,288
                                                                                                                     --------------

                WIRELINE TELECOMMUNICATION:                                                                 4.30%
   450,000      Comstar GDR                                                                                               1,215,000
    6,000       Far East Telecom ADR                                                                                         15,000
                                                                                                                     --------------
                                                                                                                          1,230,000
                                                                                                                     --------------

                TOTAL COMMON STOCK
                (Cost: $ 73,445,413)                                                                                     24,098,080
                                                                                                                     --------------

                WARRANTS                                                                                    0.90%
     50         Deutsche Bank WTS 12/31/2009* (2)                                                                           258,812
                                                                                                                     --------------

                CORPORATE BONDS                                                                             6.00%
   420,000      Gaz Capital SA 6.212% 11/22/16*                                                                             274,499
   550,000      Lukoil Intl, Finance 6.656% 6/7/22*                                                                         379,500
   475,000      Mobile Telesystems 8% 1/28/12*                                                                              389,871
   323,400      Russian Fed S/UP 3/31/30 REGS*                                                                              285,203
   500,000      TNK-BP Finance 7.573% 3/13/13*                                                                              390,000
                                                                                                                     --------------

                TOTAL CORPORATE BONDS
                (Cost: $1,787,622)                                                                                        1,719,073
                                                                                                                     --------------

                TOTAL INVESTMENTS:
                (Cost: $75,233,035)                                                                        91.08%        26,075,965
                Other assets, net of liabilities                                                            8.92%         2,552,578
                                                                                                    -------------    --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                NET ASSETS                                                                                100.00%      $ 28,628,543

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet)

(1) Restricted Security. The aggregate value of such security is 2.45% of net assets and it has been fair valued under procedures established by the Fund's Board of Directors.

(2) Security for which market quotations are not readily available. The aggregate value of such securities is 6.5% of net assets and they have been fair valued under procedures established by the Fund's Board of Directors.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

GDR - Security represented is held by the custodian bank in the form of Global Depositary Receipts.


See Notes to Financial Statements


THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2009 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $75,233,035) (Note 1)                                                       $ 26,075,965
  Cash and cash equivalents                                                                                               5,471,278
  Foreign currency (cost of $23,740)                                                                                         23,675
  Dividends and tax reclaims receivable                                                                                     123,310
  Interest receivable                                                                                                        47,497
  Receivable for capital stock sold                                                                                         115,835
  Due from advisor (Note 2)                                                                                                     573
  Prepaid expenses                                                                                                           83,662
                                                                                                                     --------------
TOTAL ASSETS                                                                                                             31,941,795
                                                                                                                     --------------

LIABILITIES
  Payable for capital stock redeemed                                                                                        173,850
  Payable for securities purchased                                                                                        3,123,716
  Accrued 12b-1 fees                                                                                                          4,826
  Other accrued expenses                                                                                                     10,860
                                                                                                                     --------------
TOTAL LIABILITIES                                                                                                         3,313,252
                                                                                                                     --------------

NET ASSETS                                                                                                             $ 28,628,543
                                                                                                                     ==============

  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 3,504,623 $0.01 par value shares of beneficial interest outstanding                    $ 89,977,742
  Accumulated net investment income (loss)                                                                                (381,605)
  Accumulated net realized gain (loss) on investments and foreign currency transactions                                (11,765,045)
  Net unrealized appreciation (depreciation) of investments and foreign currency transactions                          (49,202,549)
                                                                                                                     --------------
                                                                                                                       $ 28,628,543
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
CLASS A
  ($15,870,958 / 1,977,367 shares outstanding; 20,000,000 authorized)                                                        $ 8.03
                                                                                                                     ==============
MAXIMUM OFFERING PRICE PER SHARE ($8.03 X 100/94.25)                                                                         $ 8.52
                                                                                                                     ==============
CLASS C
  ($828,839 / 113,122 shares outstanding; 15,000,000 authorized)                                                             $ 7.33
                                                                                                                     ==============
CLASS I
  ($11,928,746 / 1,414,134 shares outstanding; 15,000,000 authorized)                                                        $ 8.44
                                                                                                                     ==============


See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED FEBRUARY 28, 2009 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Interest                                                                                                                  $ 7,298
  Dividend (net of $37,956 foreign taxes withheld) and tax reclaims                                                         183,849
                                                                                                                     --------------
Total investment income                                                                                                     191,147
                                                                                                                     --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                         370,129
  12b-1 fees, Class A (Note 2)                                                                                               35,862
  12b-1 and service fees, Class C (Note 2)                                                                                    7,769
  Recordkeeping and administrative services (Note 2)                                                                         41,990
  Custody fees                                                                                                               17,356
  Accounting fees                                                                                                             6,230
  Professional fees                                                                                                          21,075
  Compliance fees                                                                                                             3,720
  Filing and registration fees (Note 2)                                                                                      14,876
  Transfer agent fees (Note 2)                                                                                               52,575
  Shareholder servicing and reports (Note 2)                                                                                  9,997
  Miscellaneous                                                                                                              19,252
                                                                                                                     --------------
        Total expenses                                                                                                      600,831
        Fee waivers                                                                                                        (28,079)
                                                                                                                     --------------
        Expenses, net                                                                                                       572,752
                                                                                                                     --------------
        Net investment income (loss)                                                                                      (381,605)
                                                                                                                     --------------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized gain (loss) on investments                                                                                (12,637,868)
Net realized gain (loss) on foreign currency conversions                                                                   (17,797)
Net increase (decrease) in unrealized appreciation/depreciation of investments and foreign currencies                  (55,961,618)
                                                                                                                     --------------
Net realized and unrealized gain (loss) on investments                                                                 (68,617,283)
                                                                                                                     --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                    $ (68,998,888)
                                                                                                                     ==============


See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS ENDED
                                                                                        FEBRUARY 28, 2009         YEAR ENDED
                                                                                           (UNAUDITED)          AUGUST 31, 2008
                                                                                        --------------------  ---------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                   $ (381,605)          $ (1,185,013)
  Net realized gain (loss) on investments and foreign currency transactions                     (12,655,665)             15,180,850
  Change in unrealized appreciation/depreciation of investments                                 (55,961,618)           (23,835,205)
                                                                                        --------------------  ---------------------
  Increase (decrease) in net assets resulting from operations                                   (68,998,888)            (9,839,368)
                                                                                        --------------------  ---------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain
Class A                                                                                          (7,723,760)           (14,604,610)
Class C                                                                                            (436,878)              (759,609)
Class I                                                                                          (3,201,875)              (414,690)
                                                                                        --------------------  ---------------------
  Net distributions                                                                             (11,362,513)           (15,778,909)
                                                                                        --------------------  ---------------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
Class A                                                                                            2,771,950             35,433,844
Class C                                                                                              233,882              5,081,530
Class I                                                                                           14,471,919             24,154,753
  Shares reinvested
Class A                                                                                            7,465,341             13,375,051
Class C                                                                                              384,103                726,538
Class I                                                                                            3,060,717                368,506
  Shares redeemed
Class A                                                                                         (15,483,715)           (43,102,155)
Class C                                                                                            (759,660)            (2,997,831)
Class I                                                                                          (6,163,012)            (1,975,915)
                                                                                        --------------------  ---------------------
  Increase (decrease) in net assets from capital share transactions                                5,981,525             31,064,321
                                                                                        --------------------  ---------------------

NET ASSETS
  Increase (decrease) during period                                                             (74,379,876)              5,446,044
  Beginning of period                                                                            103,008,419             97,562,375
                                                                                        --------------------  ---------------------
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $(381,605) AND           $ 28,628,543          $ 103,008,419
  $ -, RESPECTIVELY)                                                                    ====================  =====================


See Notes to Financial Statements


THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS A SHARES
                                               ------------------------------------------------------------------------------------
                                                                                         YEARS ENDED AUGUST 31,
                                                                     --------------------------------------------------------------
                                                SIX MONTHS ENDED
                                               FEBRUARY 28, 2009
                                                 (UNAUDITED)(1)           2008(1)               2007(1)               2006(1)
                                              -------------------    ------------------   ------------------    -------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $ 47.18               $ 57.62               $ 56.35                $ 45.44
                                               -----------           -----------           -----------           ------------
INVESTMENT ACTIVITIES
  Net investment income (loss)                      (0.17)                (0.58)                (0.31)                 (0.75)
  Net realized and unrealized gain (loss)          (32.69)                (0.51)                 10.45                  15.01
    on investments                             -----------           -----------           -----------
                                                   (32.86)                (1.09)                 10.14                  14.26
  TOTAL FROM INVESTMENT ACTIVITIES             -----------           -----------           -----------           ------------
DISTRIBUTIONS
  Net investment income                                  -                     -                     -                      -
  Net realized gain                                 (6.29)                (9.36)                (8.87)                 (3.35)
                                               -----------           -----------           -----------           ------------
                                                    (6.29)                (9.36)                (8.87)                 (3.35)
  TOTAL DISTRIBUTIONS                          -----------           -----------           -----------           ------------
PAID IN CAPITAL FROM REDEMPTION FEES                     -                  0.01                     -                      -
                                               -----------           -----------           -----------           ------------
NET ASSET VALUE, END OF PERIOD                      $ 8.03               $ 47.18               $ 57.62                $ 56.35
                                               ===========           ===========           ===========           ============

TOTAL RETURN                                      (71.41%)               (4.86%)                19.24%                 32.82%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses                                           2.75%*                2.75%(B)              2.86%(B)               2.89%(B)
  Expense ratio- net                                 2.75%(C)*             2.75%(C)              2.75%(C)               2.75%(C)
  Net investment income (loss)                     (1.85%)*              (0.98%)               (0.55%)                (1.42%)
Portfolio turnover rate                             33.76%                47.77%                46.52%                 99.47%
Net assets, end of period (000's)                 $ 15,871              $ 78,375              $ 92,282              $ 127,040

(A) Management fee waivers and
reimbursement of expenses reduced the
expense ratio and increased net
investment income ratio by 0.13% for the six months ended February 28, 2009, 0.11%
for the year ended August 31, 2008; 0.06%
for the year ended August 31, 2007; 0.41% for the year ended August 31, 2005; and 0.54% for the year ended August 31, 2004.

(B) Expense ratio has been increased to
include custodial fees which were offset by custodian fee credits and before management fee waivers.

(C) Expense ratio-net reflects the effect of the management fee waivers and custodian fee credits the fund received.

(1) Per share information has been
calculated using the average number of
shares outstanding.

*Annualized

THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          CLASS A SHARES
                                                                                              -------------------------------------
                                                                                                      YEARS ENDED AUGUST 31,
                                                                                              -------------------------------------
                                                                                                    2005                2004
                                                                                              ---------------    ------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                                               $ 35.66            $ 30.36
                                                                                               -----------        -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                      (0.10)             (0.35)
  Net realized and unrealized gain (loss) on investments                                             15.54               9.50
                                                                                               -----------        -----------
                                                                                                     15.44               9.15
  TOTAL FROM INVESTMENT ACTIVITIES                                                             -----------        -----------
DISTRIBUTIONS
  Net investment income                                                                                  -             (0.03)
  Net realized gain                                                                                 (5.66)             (3.82)
                                                                                               -----------        -----------
                                                                                                    (5.66)             (3.85)
  TOTAL DISTRIBUTIONS                                                                          -----------        -----------
PAID IN CAPITAL FROM REDEMPTION FEES                                                                     -                  -
                                                                                               -----------        -----------
NET ASSET VALUE, END OF PERIOD                                                                     $ 45.44            $ 35.66
                                                                                               ===========        ===========

TOTAL RETURN                                                                                        49.25%             32.15%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses                                                                                           2.75%              2.76%(B)
  Expense ratio- net                                                                                 2.75%              2.75%(C)
  Net investment income (loss)                                                                     (0.28%)            (1.10%)
Portfolio turnover rate                                                                             87.94%            105.60%
Net assets, end of period (000's)                                                                 $ 66,165           $ 42,086

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.13% for the six months ended February 28,
2009, 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31, 2007;
0.41% for the year ended August 31, 2005; and 0.54% for the year ended August 31, 2004.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

(C) Expense ratio-net reflects the effect of the management fee waivers and custodian fee credits the fund received.

(1) Per share information has been calculated using the average number of shares outstanding.

*Annualized


See Notes to Financial Statements


THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS C SHARES
                                                  ---------------------------------------------------------------------------------
                                                                                           YEARS ENDED AUGUST 31,
                                                                         ----------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   FEBRUARY 28, 2009
                                                    (UNAUDITED)(1)            2008(1)             2007(1)              2006(1)
                                                 --------------------    -----------------   -----------------    -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 45.07               $ 55.88              $ 55.15              $ 44.83
                                                  -----------            ----------           ----------           ----------
Investment activities
  Net investment income (loss)                         (0.23)                (0.25)               (0.79)               (1.16)
  Net realized and unrealized gain (loss) on          (31.22)                (1.20)                10.39                14.83
    investments                                   -----------            ----------           ----------           ----------
                                                      (31.45)                (1.45)                 9.60                13.67
  TOTAL FROM INVESTMENT ACTIVITIES                -----------            ----------           ----------           ----------
DISTRIBUTIONS
  Net investment income                                     -                     -                    -                    -
  Net realized gain                                    (6.29)                (9.36)               (8.87)               (3.35)
                                                  -----------            ----------           ----------           ----------
                                                       (6.29)                (9.36)               (8.87)               (3.35)
  TOTAL DISTRIBUTIONS                             -----------            ----------           ----------           ----------
NET ASSET VALUE, END OF PERIOD                         $ 7.33               $ 45.07              $ 55.88              $ 55.15
                                                  ===========            ==========           ==========           ==========

TOTAL RETURN                                         (71.62%)               (5.75%)               18.56%               31.88%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses                                              3.50%**               3.50%(B)             3.61%(B)             3.64%(B)
  Expense ratio- net                                    3.50%(C)**            3.50%(C)             3.50%(C)             3.50%(C)
  Net investment income (loss)                        (2.59%)**             (0.44%)              (1.30%)              (2.17%)
Portfolio turnover rate                                33.76%                47.77%               46.52%               99.47%
Net assets, end of period (000's)                       $ 829               $ 4,164              $ 2,664              $ 2,664

*Commencement of operations for Class C
shares was December 3, 2003.

**Annualized

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.13% for the six months ended February 28, 2009, 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31, 2007; 0.41% for the year ended August 31, 2005; and by 0.54% for the period ended
August 31, 2004.

(B) Expense ratio has been increased to
include custodial fees which were offset by custodian fee credits and before management fee waivers.

(C) Expense ratio-net reflects the effect of the management fee waivers and custodian fee credits the Fund received.

(1) Per share information has been
calculated using the average number of
shares outstanding.

THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         CLASS C SHARES
                                                                                             --------------------------------------
                                                                                               YEARS ENDED
                                                                                               AUGUST 31,
                                                                                             --------------
                                                                                                                PERIOD ENDED AUGUST
                                                                                                  2005               31, 2004*
                                                                                             --------------    --------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                                             $ 35.41           $ 34.32
                                                                                              ----------        ----------
Investment activities
  Net investment income (loss)                                                                    (0.31)            (0.46)
  Net realized and unrealized gain (loss) on investments                                           15.28              5.40
                                                                                              ----------        ----------
                                                                                                   14.97              4.94
  TOTAL FROM INVESTMENT ACTIVITIES                                                            ----------        ----------
DISTRIBUTIONS
  Net investment income                                                                                -            (0.03)
  Net realized gain                                                                               (5.55)            (3.82)
                                                                                              ----------        ----------
                                                                                                  (5.55)            (3.85)
  TOTAL DISTRIBUTIONS                                                                         ----------        ----------
NET ASSET VALUE, END OF PERIOD                                                                   $ 44.83           $ 35.41
                                                                                              ==========        ==========

TOTAL RETURN                                                                                      48.03%            16.08%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses                                                                                         3.50%             3.51%** (B)
  Expense ratio- net                                                                               3.50%             3.50%** (C)
  Net investment income (loss)                                                                   (1.01%)           (1.02%)**
Portfolio turnover rate                                                                           87.94%           105.60%
Net assets, end of period (000's)                                                                  $ 396             $ 146

*Commencement of operations for Class C shares was December 3, 2003.

**Annualized

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.13% for the six months ended February 28,
2009, 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31,
2007; 0.41% for the year ended August 31, 2005; and by 0.54% for the period ended August
31, 2004.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

(C) Expense ratio-net reflects the effect of the management fee waivers and custodian fee credits the Fund received.

(1) Per share information has been calculated using the average number of shares outstanding.


See Notes to Financial Statements


THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS I SHARES
                                                 ----------------------------------------------------------------------------------
                                                                                          YEARS ENDED AUGUST 31,
                                                                        -----------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  FEBRUARY 28, 2009
                                                   (UNAUDITED)(1)            2008(1)              2007(1)              2006(1)
                                                --------------------    ------------------   -----------------    -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 48.85                $ 59.03              $ 57.50              $ 45.47
                                                 -----------            -----------           ----------           ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                        (0.13)                 (0.17)               (0.22)               (0.71)
  Net realized and unrealized gain (loss)            (33.99)                 (0.65)                10.62                16.09
    on investments                               -----------            -----------           ----------           ----------
                                                     (34.12)                 (0.82)                10.40                15.38
  TOTAL FROM INVESTMENT ACTIVITIES               -----------            -----------           ----------           ----------
DISTRIBUTIONS
  Net investment income                                    -                      -                    -                    -
  Net realized gain                                   (6.29)                 (9.36)               (8.87)               (3.35)
                                                 -----------            -----------           ----------           ----------
                                                      (6.29)                 (9.36)               (8.87)               (3.35)
  TOTAL DISTRIBUTIONS                            -----------            -----------           ----------           ----------
NET ASSET VALUE, END OF PERIOD                        $ 8.44                $ 48.85              $ 59.03              $ 57.50
                                                 ===========            ===========           ==========           ==========

TOTAL RETURN                                        (71.67%)                (4.21%)               19.31%               35.46%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses                                             2.50%**                2.50%(B)             2.61%(B)             2.64%(B)
  Expense ratio- net                                   2.50%(C)**             2.50%(C)             2.50%(C)             2.50%(C)
  Net investment income (loss)                       (1.60%)**              (0.28%)              (0.30%)              (1.17%)
Portfolio turnover rate                               33.76%                 47.77%               46.52%               99.47%
Net assets, end of period (000's)                   $ 11,929               $ 20,469              $ 2,616              $ 2,631

*Commencement of operations for Class I
shares was January 30, 2004.

**Annualized

(A) Management fee waivers and
reimbursement of expenses reduced the
expense ratio and increased net investment income ratio by 0.13% for the six months ended February 28, 2009, 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31, 2007; 0.41% for the year ended August 31, 2005, and by 0.54% for the period ended August 31, 2004.

(B) Expense ratio has been increased to
include custodial fees which were offset by custodian fee credits and before management fee waivers.

(C) Expense ratio- net reflects the effect of the management fee waivers and custodian fee credits the fund received.

(1) Per share information has been
calculated using the average number of
shares outstanding.

THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         CLASS I SHARES
                                                                                             --------------------------------------
                                                                                               YEARS ENDED
                                                                                               AUGUST 31,
                                                                                             --------------
                                                                                                                PERIOD ENDED AUGUST
                                                                                                  2005               31, 2004*
                                                                                             --------------    --------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                                             $ 35.66           $ 35.92
                                                                                              ----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                         -            (0.14)
  Net realized and unrealized gain (loss) on investments                                           15.54            (0.12)
                                                                                              ----------        ----------
                                                                                                   15.54            (0.26)
  TOTAL FROM INVESTMENT ACTIVITIES                                                            ----------        ----------
DISTRIBUTIONS
  Net investment income                                                                                -                 -
  Net realized gain                                                                               (5.73)                 -
                                                                                              ----------        ----------
                                                                                                  (5.73)                 -
  TOTAL DISTRIBUTIONS                                                                         ----------        ----------
NET ASSET VALUE, END OF PERIOD                                                                   $ 45.47           $ 35.66
                                                                                              ==========        ==========

TOTAL RETURN                                                                                      49.61%            11.84%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses                                                                                         2.50%             2.51%** (B)
  Expense ratio- net                                                                               2.50%             2.50%** (C)
  Net investment income (loss)                                                                   (0.02%)           (0.85%)**
Portfolio turnover rate                                                                           87.94%           105.60%
Net assets, end of period (000's)                                                                $ 5,887           $ 1,327

*Commencement of operations for Class I shares was January 30, 2004.

**Annualized

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.13% for the six months ended February 28,
2009, 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31,
2007; 0.41% for the year ended August 31, 2005, and by 0.54% for the period ended August
31, 2004.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

(C) Expense ratio- net reflects the effect of the management fee waivers and custodian fee credits the fund received.

(1) Per share information has been calculated using the average number of shares outstanding.


See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS
FEBRUARY 28, 2009 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I:
15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

SECURITY VALUATION

     The Fund's securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded and those values are then translated into U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities, and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157".) In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

     The following is a summary of the inputs used to value the Fund's investments as of February 28, 2009:

Valuation Inputs                                                                                           Investment in Securities
 ---------------------------------------------------------------------------------------------------       ------------------------

Level 1- Quoted Prices                                                                                                 $ 21,868,386
Level 2- Other Significant Observable Inputs                                                                              1,648,295
Level 3- Significant Unobservable Inputs                                                                                  2,559,284
                                                                                                           ------------------------
Total                                                                                                                  $ 26,075,965
                                                                                                           ========================


     The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                                           Investment in Securities
                                                                                                           ------------------------

Balance as of 8/31/08                                                                                                   $ 8,292,072
Net purchases (sales)                                                                                                   (1,155,296)
Realized gain (loss)                                                                                                    (1,975,166)
Change in appreciation/depreciation                                                                                     (2,602,326)
                                                                                                           ------------------------
Balance as of 2/28/09                                                                                                     2,559,284
                                                                                                           ========================


     In March 2008, the FASB issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluation the impact that adopting SFAS 161 will have on the financial statement disclosures.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     The Fund adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes" on September 1, 2007. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. FIN 48 requires management of the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period September 1, 2008 through February 28, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended February 28, 2009, there were no reclassifications.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

     The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". Class C shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

CURRENCY TRANSLATION

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through November 30, 2009. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the six months ended February 28, 2009, the Advisor earned fees of $370,129, of which $28,079 were waived. As of February 28, 2009, $573 was due to the Fund and was paid in March 2009.

     TMIA will be entitled to reimbursement of fees waived or remitted by TMIA to the Fund. The total amount of reimbursement recoverable by TMIA is the sum of all fees previously waived or remitted by TMIA to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to TMIA with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2009 was $723,215 and expires as follows:


YEAR EXPIRING                                                                                                                AMOUNT
 ------------------------------------------------------------------------------------------------------------------  --------------

August 31, 2009                                                                                                           $ 202,729
August 31, 2010                                                                                                             225,386
August 31, 2012                                                                                                             133,454
August 31, 2013                                                                                                             133,567
August 31, 2014                                                                                                              28,079
                                                                                                                     --------------
                                                                                                                          $ 723,215
                                                                                                                     ==============


     FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the six months ended February 28, 2009 were $4,547. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2009, the CDSC for Fund shares redeemed was $51,531.

     The Fund's Class A and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A's average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C's average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended February 28, 2009, $35,862 was incurred in Class A distribution fees and $7,769 was incurred in Class C distribution and shareholder servicing fees.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund's average daily net assets. CSS earned $41,990 for its services for the six months ended February 28, 2009. Additionally, the Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $14,876 of filing and registration fees expense incurred and the $9,997 of shareholder servicing and reports expense incurred, CSS received $2,865 and $1,535, respectively, for these services.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent. CFSI earned $52,575 for its services for the six months ended February 28, 2009`.

     Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TMIA, CSS, FDCC and CFSI.

NOTE 3 - INVESTMENTS/CUSTODY

     The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2009, were $14,540,218 and $21,556,861, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

     The tax character of distributions paid during the six months ended February 28, 2009 and the year ended August 31, 2008, respectively, was as follows:

                                                                                          SIX MONTHS ENDED
                                                                                         FEBRUARY 28, 2009               YEAR ENDED
                                                                                               (UNAUDITED)          AUGUST 31, 2008
                                                                                   -----------------------  -----------------------

Distributions paid from:
Ordinary income*                                                                                 $ 530,934                $ 114,693
Long term capital gains                                                                         10,831,579               15,664,216
                                                                                   -----------------------  -----------------------
                                                                                              $ 11,362,513             $ 15,778,909
                                                                                   =======================  =======================


     *For tax purposes, short-term capital gain distributions are considered ordinary income.

NOTE 5 - CAPITAL STOCK TRANSACTIONS


                                           CLASS A SHARES                   CLASS C SHARES                  CLASS I SHARES
                                          SIX MONTHS ENDED                 SIX MONTHS ENDED                SIX MONTHS ENDED
                                         FEBRUARY 28, 2009                FEBRUARY 28, 2009                FEBRUARY 28, 2009
                                            (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES           VALUE           SHARES           VALUE           SHARES           VALUE
                                   --------------  --------------   --------------  --------------   --------------  --------------

Shares sold                               163,585     $ 2,771,950            7,531       $ 233,882        1,052,400    $ 14,471,919
Shares reinvested                         807,064       7,465,341           45,510         384,103          311,365       3,060,717
Shares redeemed                         (654,545)    (15,483,715)         (32,315)       (759,660)        (368,662)     (6,163,012)
                                   --------------  --------------   --------------  --------------   --------------  --------------
Net increase (decrease)                   316,104    ($5,246,424)           20,726      ($141,675)          995,103    $ 11,369,624
                                   ==============  ==============   ==============  ==============   ==============  ==============



                                           CLASS A SHARES                   CLASS C SHARES                  CLASS I SHARES
                                             YEAR ENDED                       YEAR ENDED                      YEAR ENDED
                                          AUGUST 31, 2008                  AUGUST 31, 2008                  AUGUST 31, 2008
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES           VALUE           SHARES           VALUE           SHARES           VALUE
                                   --------------  --------------   --------------  --------------   --------------  --------------

Shares sold                               582,835    $ 35,433,844           84,719     $ 5,081,530          403,060    $ 24,154,753
Shares reinvested                         231,643      13,375,051           13,086         726,538            6,203         368,506
Shares redeemed*                        (754,898)    (43,102,155)         (53,079)     (2,997,831)         (34,559)     (1,975,915)
                                   --------------  --------------   --------------  --------------   --------------  --------------
Net increase (decrease)                    59,580     $ 5,706,740           44,726     $ 2,810,237          374,704    $ 22,547,344
                                   ==============  ==============   ==============  ==============   ==============  ==============


     * Net of redemption feesof $23,454 for Class A.

NOTE 6 - INVESTMENT IN RESTRICTED SECURITIES

     Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of February 28, 2009, the Fund was invested in the following restricted securities:

Security                                         Acquisition Date           Shares            Cost            Value % of Net Assets
 ------------------------------------------------  --------------   --------------  --------------   --------------  --------------

DataArt Enterprises, Inc.                                02/19/08           68,667       $ 728,000          699,998           2.45%


THIRD MILLENNIUM RUSSIA FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER:

Third Millennium Investment Advisors, LLC
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For more information, wire purchase or redemptions, call or write to Third Millennium Russia Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525, or visit us on the web at www.theworldfunds.com.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                          THIRD MILLENNIUM RUSSIA FUND

                       A series of The World Funds, Inc.
                         A "Series" Investment Company


                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009
                                  (UNAUDITED)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:


     Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: May 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: May 11, 2009